Schedule of Income before income tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss before income tax	$ (4,438,879)	$ (2,561,399)	$ (38,248,459)	$ (13,894,305)
MALAYSIA
Loss before income tax			1,126,832	2,042,746
INDONESIA
Loss before income tax			(723,350)	(786,490)
HONG KONG
Loss before income tax			(38,651,082)	(15,141,598)
Other [Member]
Loss before income tax			$ (859)	$ (8,963)